Vessel in Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Net book value, ending balance	$ 283,916	$ 363,015
Vessels In Operation
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,161,963,971	687,782,290
Cost, Transfer	155,648,386
Cost, Additions	8,823,279	476,041,655
Cost, Disposals	(1,683,336)	(1,859,974)
Cost, ending balance	1,324,752,300	1,161,963,971
Accumulated depreciation, beginning balance	135,737,420	101,121,591
Accumulated depreciation, charge for the period	45,631,915	36,475,803
Accumulated depreciation, disposals for the period	(1,683,334)	(1,859,974)
Accumulated depreciation, ending balance	179,686,001	135,737,420
Net book value, ending balance	1,145,066,299	1,026,226,551	586,660,699
Vessels In Operation | Vessel
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,147,878,454	677,418,054
Cost, Transfer	153,698,386
Cost, Additions	3,502,791	470,460,400
Cost, ending balance	1,305,079,631	1,147,878,454
Accumulated depreciation, beginning balance	128,760,113	95,425,485
Accumulated depreciation, charge for the period	41,687,783	33,334,628
Accumulated depreciation, ending balance	170,447,896	128,760,113
Net book value, ending balance	1,134,631,735	1,019,118,341	581,992,569
Vessels In Operation | Drydocking
Property, Plant and Equipment [Line Items]
Cost, beginning balance	14,085,517	10,364,236
Cost, Transfer	1,950,000
Cost, Additions	5,320,488	5,581,255
Cost, Disposals	(1,683,336)	(1,859,974)
Cost, ending balance	19,672,669	14,085,517
Accumulated depreciation, beginning balance	6,977,306	5,696,106
Accumulated depreciation, charge for the period	3,944,133	3,141,174
Accumulated depreciation, disposals for the period	(1,683,334)	(1,859,974)
Accumulated depreciation, ending balance	9,238,105	6,977,306
Net book value, ending balance	$ 10,434,566	$ 7,108,211	$ 4,668,130